Note 7 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	FirstService Residential	FirstService Brands	Consolidated

Balance, December 31, 2013	$162,903	$48,591	$211,494
Goodwill acquired during the year	4,288	3,856	8,144
Other items	(406)	-	(406)
Foreign exchange	(1,395)	(404)	(1,799)
Balance, December 31, 2014	165,390	52,043	217,433
Goodwill acquired during the year	4,794	2,146	6,940
Other items	157	-	157
Foreign exchange	(2,892)	(992)	(3,884)
Balance, December 31, 2015	$167,449	$53,197	$220,646